Supplementary Financial Information (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Supplemental Financial Information [Line Items]
Face value of life insurance policies	$ 181	$ 172
Net cash surrender values	$ 97	$ 95
Depreciation expense as percentage of average depreciable property	2.70%	2.70%	2.80%
Aggregate amortization expenses	$ 62	$ 52	$ 50
Goodwill	$ 4,740	$ 4,740
Trade Accounts Receivable [Member] | Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage		15.00%
Trade Accounts Receivable [Member] | Second Nonaffiliated REP [Member]
Supplemental Financial Information [Line Items]
Concentration risk percentage		11.00%
Land Easements [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life	84 years
Capitalized Software [Member]
Supplemental Financial Information [Line Items]
Weighted average remaining useful life	9 years